SUBORDINATED DEBTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Subordinated debt	R$ 54,714,526	R$ 57,458,927
Subordinated Debt Maturity Perpetual [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	21,524,109	18,620,251
Nominal amount	19,064,300
Original Term In Years 7 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		6,659,038
Original Term In Years 7 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	24,005	640,590
Nominal amount	13,000
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		3,693,797
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	1,380,842	1,193,335
Nominal amount	694,800
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		88,658
Original Term In Years 8 [Member] | Subordinated Debt Maturity 2030 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	3,923,963	3,365,783
Nominal amount	2,368,200
Original Term In Years 9 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		755,966
Original Term In Years 9 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	187,469	163,973
Nominal amount	89,700
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2025 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt		648,219
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	586,866	523,757
Nominal amount	256,243
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	655,486	571,365
Nominal amount	196,196
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	567,279	505,316
Nominal amount	248,300
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2030 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	213,615	210,044
Nominal amount	124,500
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2031 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	13,246,380	11,319,069
Nominal amount	7,270,000
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2032 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	8,884,021	7,606,668
Nominal amount	5,378,500
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2033 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	700,964	626,578
Nominal amount	531,000
Original Term In Years 10 [Member] | Subordinated Debt Maturity 2035 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	2,519,653
Nominal amount	2,503,500
Original Term In Years 11 [Member] | Subordinated Debt Maturity 2027 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	118,795	102,990
Nominal amount	47,046
Original Term In Years 11 [Member] | Subordinated Debt Maturity 2026 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	4,531	4,337
Nominal amount	2,500
Original Term In Years 11 [Member] | Subordinated Debt Maturity 2028 [Member] | Subordinated Debt Region In Brazil [Member]
IfrsStatementLineItems [Line Items]
Subordinated debt	176,548	R$ 159,193
Nominal amount	R$ 74,764